Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2021
Personnel expenses
Schedule of detail of personnel expenses

	2019	2020	2021

Wages and salaries	7,740	7,838	8,307
Social security costs	1,443	1,494	1,703
Service expense related to defined contribution pension plan (Note 24)	410	488	483
Service expense related to defined benefit pension plan	147	194	260
Share-based payments	226	226	54
Bonus and benefits granted to employees	4,017	3,052	4,111
Other staff costs	1,445	1,584	1,567
	15,428	14,876	16,485

Schedule of bonus payment percentages and deferral periods

Beneficiaries	Immediate Payment
(Millions of Euros)	Percentage	Deferred Percentage	Deferred period

Members of the Identified Staff with total variable remuneration ≥ 2.7	40%	60%	5 years
Members of the Identified Staff with total variable remuneration ≥ 1.7 (< 2.7)	50%	50%	5 years
Other beneficiaries	60%	40%	3 years